Digital assets (Tables)	3 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of crypto assets

As of December 31, 2025, the Company held the following crypto assets (dollars in thousands):

	Quantity	Cost Basis	Market Value
Ethereum	1,286	$4,037	$3,840
Bitcoin	43	4,006	3,826
Other *	1,039,113	416	330
Total		$8,459	$7,996

*	Other crypto assets consist of tokens such as Akash Network, Centrifuge, Filecoin, Injective Protocol, Chainlink, Maker, Pyth Network, Bittensor, and Celestia, each of which individually represents an immaterial portion of the Company’s total digital asset holdings as of December 31, 2025.

Schedule of digital asset purchases and unrealized gains (losses) on digital assets

The following table summarizes the Company’s digital asset purchases and unrealized gains (losses) on digital assets for the period.

Three Months Ended December 31, 2025
Beginning balance of digital assets	$—
Purchases	8,460
Change in fair value	(464)
Digital assets, fair value	$7,996